Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022:

(in thousands)	December 31, 2023		December 31, 2022
Tax provision (benefit) at U.S. statutory rate	$(14,473)	21.0%	$(20,042)	21.0%
State income taxes, net of federal benefit	$(6,694)	9.7%	$11,113	(11.6)%
Non-deductible expenses	261	(0.4)%	(60)	0.1%
Change in value of equity instruments	(118)	0.2%	(1,089)	1.1%
Deferred adjustments	(56)	0.1%	(143)	0.2%
Other	(172)	0.3%	—	—%
Research and development credits	(274)	0.4%	(1,085)	1.1%
IRC Sec. 174	217	(0.3)%	—	—%
Uncertain tax positions	69	(0.1)%	276	(0.3)%
Change in valuation allowance	21,240	(30.8)%	11,030	(11.6)%
	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities	The following table presents the significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$37,037	$16,562
Start-up and Organization Costs	16,913	16,965
Capitalized research and development credits	10,943	17,922
Intangibles	6,703	22
Stock-based compensation	4,972	3,072
Research and development credits	4,842	4,595
Operating lease obligations	1,375	1,534
Accrued expenses and reserves	621	1,710
Property and equipment	233	173
Other	1	1
Total deferred tax assets before valuation allowance	83,640	62,556
Valuation allowance	(82,440)	(61,200)
Total deferred tax assets	$1,200	$1,356
Deferred Tax Liabilities:
Operating lease right-of-use assets	$(1,200)	$(1,356)
Total deferred tax liabilities	$(1,200)	$(1,356)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits	The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

(in thousands)	Gross unrecognized tax benefits
Balance as of December 31, 2022	$1,712
Increases related to prior tax positions	(29)
Increases related to current tax positions	96
Balance as of December 31, 2023	$1,779